LIBERTY GROWTH
                                  & INCOME FUND

                                  Annual Report

                                  June 30, 2002

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

PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:

Over the past 12 months, the environment for the financial markets was shaped by economic events and investor concerns. Although the Federal Reserve Board halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt as investors tried to guess the timing of its next move. However, the Fed kept a key short-term interest rate at its 40-year low of 1.75%, and indications of slower economic growth raised the possibility that any further action on interest rates could be delayed until later in the year.

All broad measures of US stock market performance were negative for the period. The S&P 500 returned negative 17.98%. The Russell 1000 Growth Index, a common measure of large-company growth stocks, returned negative 26.49%. Small company value stocks were one of the few bright spots as value generally outperformed growth. The stock market's steep decline is a reminder that having a fixed-income component in your portfolio may be particularly beneficial when stocks fall on difficult times. If fixed-income investments are not part of your overall investment portfolio (which may be a sound strategy in any environment), speak with your investment professional about the potential benefits of incorporating them in your financial plan.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio managers Scott Schermerhorn and Harvey B. Hirschhorn. As always, we thank you for investing in Liberty Growth & Income Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

NET ASSET VALUE PER SHARE as of 6/30/02($)
         Class A                          15.67
         Class B                          14.77
         Class C                          14.87
         Class S                          15.68
         Class Z                          15.80

DISTRIBUTIONS PER SHARE 7/1/01-6/30/02 ($)
         Class A                          1.53
         Class B                          1.44
         Class C                          1.44
         Class S                          1.60
         Class Z                          1.60

             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
7/1/92 - 6/30/02

PERFORMANCE OF A $10,000 INVESTMENT 7/1/92-6/30/02 ($)

              without         with
               sales          sales
               charge        charge
--------------------------------------
 Class A       35,288        33,259
--------------------------------------
 Class B       32,677        32,677
--------------------------------------
 Class C       32,678        32,678
--------------------------------------
 Class S       35,464          n/a
--------------------------------------
 Class Z       35,633          n/a
--------------------------------------


[line chart data]:


            Class A shares          Class A shares
            without sales charge    with sales charge    S&P 500 Index

7/1992           $10,000.0          $9,425.0        $10,000.0
                  10,420.0           9,821.0         10,408.0
                  10,140.0           9,557.0         10,196.0
                  10,210.0           9,623.0         10,316.0
                  10,289.0           9,698.0         10,351.0
                  10,660.0          10,047.0         10,703.0
                  10,957.0          10,327.0         10,835.0
                  11,088.0          10,450.0         10,926.0
                  11,078.0          10,441.0         11,074.0
                  11,599.0          10,932.0         11,308.0
                  11,359.0          10,706.0         11,034.0
                  11,750.0          11,074.0         11,329.0
                  11,891.0          11,207.0         11,362.0
                  11,790.0          11,112.0         11,316.0
                  12,232.0          11,529.0         11,745.0
                  12,413.0          11,699.0         11,655.0
                  12,494.0          11,775.0         11,896.0
                  12,283.0          11,576.0         11,783.0
                  12,513.0          11,794.0         11,926.0
                  12,771.0          12,037.0         12,331.0
                  12,472.0          11,755.0         11,997.0
                  12,018.0          11,327.0         11,475.0
                  12,039.0          11,347.0         11,622.0
                  12,183.0          11,483.0         11,811.0
                  11,897.0          11,213.0         11,522.0
                  12,146.0          11,447.0         11,900.0
                  12,685.0          11,956.0         12,387.0
                  12,529.0          11,808.0         12,084.0
                  12,696.0          11,966.0         12,355.0
                  12,280.0          11,574.0         11,905.0
                  12,471.0          11,754.0         12,081.0
                  12,782.0          12,047.0         12,394.0
                  13,383.0          12,614.0         12,877.0
                  13,706.0          12,918.0         13,256.0
                  14,006.0          13,201.0         13,646.0
                  14,584.0          13,746.0         14,191.0
                  14,853.0          13,999.0         14,520.0
                  15,334.0          14,452.0         15,000.0
                  15,245.0          14,368.0         15,038.0
                  15,771.0          14,864.0         15,673.0
                  15,670.0          14,769.0         15,616.0
                  16,242.0          15,308.0         16,300.0
                  16,149.0          15,221.0         16,615.0
                  16,587.0          15,633.0         17,180.0
                  16,854.0          15,885.0         17,339.0
                  16,866.0          15,896.0         17,506.0
                  17,485.0          16,480.0         17,763.0
                  17,922.0          16,892.0         18,220.0
                  17,651.0          16,636.0         18,289.0
                  16,700.0          15,740.0         17,481.0
                  17,224.0          16,234.0         17,849.0
                  17,981.0          16,947.0         18,853.0
                  18,444.0          17,384.0         19,373.0
                  19,798.0          18,660.0         20,835.0
                  19,327.0          18,216.0         20,423.0
                  20,653.0          19,465.0         21,697.0
                  20,692.0          19,502.0         21,869.0
                  19,962.0          18,814.0         20,972.0
                  21,169.0          19,952.0         22,222.0
                  22,429.0          21,139.0         23,580.0
                  23,322.0          21,981.0         24,629.0
                  25,449.0          23,985.0         26,587.0
                  24,492.0          23,083.0         25,098.0
                  25,861.0          24,374.0         26,471.0
                  24,625.0          23,209.0         25,587.0
                  25,555.0          24,086.0         26,772.0
                  26,125.0          24,623.0         27,232.0
                  26,394.0          24,877.0         27,532.0
                  28,313.0          26,685.0         29,517.0
                  29,706.0          27,998.0         31,028.0
                  29,691.0          27,984.0         31,344.0
                  28,928.0          27,265.0         30,805.0
                  30,007.0          28,282.0         32,056.0
                  29,467.0          27,773.0         31,716.0
                  24,702.0          23,282.0         27,133.0
                  25,797.0          24,313.0         28,873.0
                  27,925.0          26,319.0         31,217.0
                  29,648.0          27,943.0         33,109.0
                  31,365.0          29,561.0         35,016.0
                  32,196.0          30,344.0         36,479.0
                  30,850.0          29,076.0         35,345.0
                  31,868.0          30,036.0         36,759.0
                  32,744.0          30,862.0         38,181.0
                  32,289.0          30,433.0         37,280.0
                  34,201.0          32,234.0         39,342.0
                  33,308.0          31,393.0         38,118.0
                  32,932.0          31,038.0         37,928.0
                  31,680.0          29,859.0         36,888.0
                  33,011.0          31,113.0         39,223.0
                  33,371.0          31,452.0         40,020.0
                  34,942.0          32,933.0         42,373.0
                  33,073.0          31,171.0         40,246.0
                  31,793.0          29,965.0         39,485.0
                  35,364.0          33,330.0         43,347.0
                  35,364.0          33,330.0         42,042.0
                  35,127.0          33,107.0         41,180.0
                  34,687.0          32,693.0         42,193.0
                  34,906.0          32,899.0         41,535.0
                  36,201.0          34,119.0         44,114.0
                  36,556.0          34,454.0         41,785.0
                  38,424.0          36,214.0         41,610.0
                  38,643.0          36,421.0         38,331.0
                  40,617.0          38,282.0         38,519.0
                  40,471.0          38,144.0         39,886.0
                  40,079.0          37,774.0         36,252.0
                  38,772.0          36,543.0         33,958.0
                  39,540.0          37,266.0         36,593.0
                  40,263.0          37,948.0         36,838.0
                  39,309.0          37,049.0         35,943.0
                  40,367.0          38,045.0         35,590.0
                  40,076.0          37,772.0         33,366.0
                  38,669.0          36,446.0         30,673.0
                  38,607.0          36,387.0         31,259.0
                  40,121.0          37,814.0         33,657.0
                  40,398.0          38,075.0         33,953.0
                  39,743.0          37,458.0         33,457.0
                  39,246.0          36,990.0         32,812.0
                  41,252.0          38,880.0         34,045.0
                  39,610.0          37,332.0         31,982.0
                  39,586.0          37,310.0         31,749.0
6/2002            35,288.0          33,259.0         29,488.0



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The Standard & Poor's 500 Index (S&P 500) is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Index performance is from June 30, 1992.

Average annual total return as of 6/30/02 (%)

Share class            A                  B                   C                  S           Z
Inception            7/1/92             7/1/92              7/1/94             2/7/01      1/11/99
----------------------------------------------------------------------------------------------------
               without     with     without   with    without    with         without     without
                 sales     sales     sales    sales    sales     sales         sales       sales
                charge    charge    charge   charge   charge    charge        charge      charge
----------------------------------------------------------------------------------------------------
1-year          -10.24    -15.40    -10.89   -14.99    -10.88   -11.70         -9.94      -10.02
----------------------------------------------------------------------------------------------------
5-year            8.64      7.36      7.81     7.56      7.81     7.81          8.74        8.85
----------------------------------------------------------------------------------------------------
Life             13.44     12.77     12.57    12.57     12.57    12.57         13.50       13.55
----------------------------------------------------------------------------------------------------


All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class C, S and Z share (newer class shares) performance information includes returns of the fund's class B and A shares (older class shares), respectively, as their expense structures more closely resemble those of the newer class shares for periods prior to the inception of the newer class shares. Total returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

TOP 10 HOLDINGS, as of 6/30/02 (%)

AETNA                                       5.9
BERKSHIRE HATHAWAY CL A                     4.4
CONAGRA FOODS                               4.1
MERCK                                       3.4
CITIGROUP                                   3.3
SARA LEE                                    3.2
MCDONALD'S                                  3.2
EASTMAN KODAK                               2.9
PHARMACIA                                   2.7
AFLAC                                       2.5

Portfolio holding breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.

BOUGHT
--------------------------------------------------------------------------------

AIG (AMERICAN INTERNATIONAL GROUP) (2.0% OF

NET ASSETS AT JUNE 30, 2002), is a well-run insurance company and a dominant player in global markets. Its price was depressed as the result of concerns about a succession plan for its long-time chairman, but that problem is being resolved. We believe that AIG should benefit as corporations reassess their insurance requirements in light of the tragedies of September 11, 2001.

SOLD
--------------------------------------------------------------------------------

STARWOOD HOTELS & RESORTS WORLDWIDE is a major hotel operator with properties in 80 countries whose brand names include Sheraton and Westin. We bought the stock after September 11, 2001, when prices on travel-related stocks were very low. The price doubled during the period and we sold it at a profit.

PORTFOLIO MANAGERS' DISCUSSION

For the 12-month period that ended June 30, 2002, the fund's class A shares posted a total return of negative 10.24% without sales charge. The fund performed better than its benchmark, the S&P 500 Index, which posted a total return of negative 17.98% for the same period. Compared to its peer group, the fund outperformed the Morningstar(R) Large Value Category,1 which declined 11.64% for the same 12-month period. The fund was hurt by its investment in some of the troubled companies that made headline news during the period.

VALUE STOCKS OUTPERFORMED GROWTH BUT DECLINED WITH MARKET

Value investing fared better than most other investment styles during the first half of the year but was not immune to the overall downward slide of the stock market. After posting modest gains during the last six months of 2001, value stocks, in which the fund was heavily invested, declined in 2002 as financial and accounting scandals in some of America's well-established companies shook investor confidence.

The fund's negative performance was largely due to three stocks: WorldCom, The Williams Companies and El Paso Corporation. We invested in WorldCom (0.1% of net assets)2 when we believed it represented a good value. In light of recent events, we held on to it longer than we should have. The Williams Companies (0.8% of net assets) and El Paso (2.0% of net assets) were part of our strategy to emphasize energy companies, which we believed would prosper when the global economy emerged from recession. We believe we bought both at good valuations but have seen their prices tumble in response to increased regulatory activity resulting from the Enron situation. Unlike Enron3, however, both companies own hard assets, such as pipelines and refineries, which should help them generate profits when energy demands increase.

--------------------------------------------------------------------------------

1 (C)2002 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

2    Holdings are disclosed as of June 30, 2002 and are subject to change.

3 Enron was not held in the fund's portfolio during this 12-month period that ended June 30, 2002.

TURNAROUND STORY FOR AETNA

On the positive side, we had a strong return from our largest holding Aetna (5.9% of net assets). One of the nation's leading providers of health care and related group benefits, Aetna had plenty of potential but was trading at a 70% discount to its peers when we bought it. Our research indicated that the company had been poorly managed for a long time, but a new management team was taking over. We interviewed the new managers and were satisfied they had the potential to turn the company around. As their plans were executed, the stock rose during the period.

OPPORTUNITY TO UPGRADE PORTFOLIO

As the calendar year began, many investors were confident that 2002 would be different. However, the broader markets continued to take a beating although consensus seemed to be that the bear market wouldn't continue for a third year. The largest American companies -- the stocks that usually power a rebound -- have had attractive valuations, but can't seem to instill confidence in investors. We have used this situation as an opportunity to upgrade the fund's holdings with high quality companies we believe are undervalued. Over the past six months we have added to holdings in the beaten down telecommunications sector, which we see as a cyclical industry. When economic conditions improve and corporations start beefing up their workforces, we believe telecommunications companies will be among the first to rebound.

SIGNS OF ECONOMIC IMPROVEMENT

Despite the gloom on Wall Street, there is evidence that the economy is improving. Gross domestic product (GDP) is relatively strong. Inflation and interest rates are low and real estate values are holding their ground. One factor that many people don't consider is that in the technology boom of the 1990s, many companies exchanged labor for capital. They laid people off, replaced them with technology and increased productivity. In today's economy, most companies are running fairly lean; which means that when a turnaround comes, the levels of profitability might surprise on the upside. We continue to see this as a good time to invest in value stocks and believe the fund is well positioned to benefit from this economic environment.

/s/ Scott Schermerhorn

Scott Schermerhorn

/s/ Harvey B. Hirschhorn

Harvey B. Hirschhorn

Scott Schermerhorn and Harvey B. Hirschhorn, senior vice presidents of the advisor, have been the portfolio co-managers of the Liberty Growth & Income Fund since August 2000. Mr. Schermerhorn has managed various other funds at Colonial Management Associates, Inc. (Colonial), an affiliate of Columbia Management Group, since October 1998. Since 1973, Mr. Hirschhorn has been affiliated with and has managed various other funds at Stein Roe & Farnham Incorporated, an affiliate of Colonial.

An investment in the fund offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower-rated bonds and foreign, political and economic developments also may affect the fund's performance.

Economic and market conditions can change frequently. There is no assurance that trends described herein will continued or commence.

TOP 5 SECTORS AS OF 6/30/02 (%)

[bar chart data]:

Financials                  20.8
Energy                      13.7
Consumer discretionary      13.2
Health care                 13.0
Consumer Staples            10.6


Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there is no guarantee the fund will maintain these sector breakdowns in the future.

INVESTMENT PORTFOLIO

June 30, 2002


COMMON STOCKS - 98.7%              SHARES         VALUE
---------------------------------------------------------
CONSUMER DISCRETIONARY - 13.2%
AUTOMOBILES & COMPONENTS - 1.3%
   AUTO PARTS & EQUIPMENT - 1.3%
Delphi Corp.                   2,062,582 $   27,226,082
                                         --------------
CONSUMER DURABLES & APPAREL - 4.0%
   CONSUMER ELECTRONICS - 1.1%
Matsushita Electric
   Industrial Co., Ltd., ADR   1,600,000     22,128,000
                                         --------------
   PHOTOGRAPHIC EQUIPMENT - 2.9%
Eastman Kodak Co.              1,947,200     56,799,824
                                         --------------
HOTELS, RESTAURANTS & LEISURE - 3.2%
   RESTAURANTS - 3.2%
McDonald's Corp.               2,227,600     63,375,220
                                         --------------
MEDIA - 2.0%
   ADVERTISING - 1.1%
Interpublic Group
   of Companies, Inc.            874,900     21,662,524
                                         --------------
   MOVIES & ENTERTAINMENT - 0.9%
News Corp., Ltd., ADR            770,900     17,676,737
                                         --------------
RETAILING - 2.7%
   APPAREL RETAIL - 2.2%
The Gap, Inc.                  3,075,400     43,670,680
                                         --------------
   HOME IMPROVEMENT RETAIL  - 0.5%
The Sherwin-Williams Co.         356,900     10,682,017
                                         --------------

--------------------------------------------------------
CONSUMER STAPLES - 10.6%
FOOD, BEVERAGES & TOBACCO - 10.6%
   PACKAGED FOODS - 8.8%
ConAgra Foods, Inc.            2,990,600     82,690,090
General Mills, Inc.              653,100     28,788,648
Sara Lee Corp.                 3,095,550     63,892,152
                                         --------------
                                            175,370,890
                                         --------------
   TOBACCO - 1.8%
Philip Morris Companies, Inc.    838,720     36,635,290
                                         --------------

-------------------------------------------------------
ENERGY - 13.7%
INTEGRATED OIL & GAS - 10.0%
BP PLC, ADR                      572,810     28,921,177
ChevronTexaco Corp.              380,900     33,709,650
Conoco, Inc., Class A            224,671      6,245,854
Exxon Mobil Corp.                733,930     30,032,416
Marathon Oil Corp.             1,451,200     39,356,544
Phillips Petroleum Co.           351,890     20,719,283
Royal Dutch Petroleum Co. -
   NY Shares                     738,700     40,827,949
                                         --------------
                                            199,812,873
                                         --------------


                                   SHARES         VALUE
--------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES - 1.0%
Halliburton Co.                1,261,300 $   20,105,122
                                         --------------
OIL & GAS EXPLORATION & PRODUCTION - 1.9%
Anadarko Petroleum Corp.         748,600     36,905,980
                                         --------------
OIL & GAS REFINING & MARKETING - 0.8%
Sunoco, Inc.                     457,300     16,293,599
                                         --------------

-------------------------------------------------------
FINANCIALS - 20.8%
BANKS - 1.1%
Wells Fargo & Co.                421,753     21,112,955
                                         --------------

DIVERSIFIED FINANCIALS - 6.2%
   DIVERSIFIED FINANCIAL SERVICES - 6.2%
Citigroup, Inc.                1,716,800     66,526,000
Fannie Mae                       324,400     23,924,500
Freddie Mac                      559,671     34,251,865
                                         --------------
                                            124,702,365
                                         --------------
INSURANCE - 13.5%
   LIFE & HEALTH INSURANCE - 2.5%
AFLAC, Inc.                    1,538,400     49,228,800
                                         --------------
   MULTI-LINE INSURANCE- 2.0%
American International
   Group, Inc.                   591,400     40,351,222
                                         --------------

   PROPERTY & CASUALTY INSURANCE  - 9.0%
Berkshire Hathaway, Inc.,
   Class A (a)                     1,300     86,840,000
The Chubb Corp.                  465,000     32,922,000
MGIC Investment Corp.            301,400     20,434,920
Radian Group, Inc.               381,600     18,641,160
Travelers Property
   Casualty Corp. (a)            150,600      2,665,620
XL Capital Ltd., Class A         202,700     17,168,690
                                         --------------
                                            178,672,390
                                         --------------

--------------------------------------------------------
HEALTH CARE - 13.0%

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
   MANAGED HEALTH CARE - 5.9%

Aetna, Inc.                    2,450,200    117,536,094
                                         --------------
PHARMACEUTICALS & BIOTECHNOLOGY - 7.1%
   PHARMACEUTICALS - 7.1%
Bristol-Myers Squibb Co.         727,000     18,683,900
Merck & Co., Inc.              1,348,500     68,288,040
Pharmacia Corp.                1,452,600     54,399,870
                                         --------------
                                            141,371,810
                                         --------------
-------------------------------------------------------


See notes to investment portfolio.

June 30, 2002


COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
INDUSTRIALS - 6.8%
CAPITAL GOODS - 3.5%
   AEROSPACE & DEFENSE - 1.0%
Raytheon Co., Class B            500,280 $   20,386,410
                                         --------------
   ELECTRICAL COMPONENTS & EQUIPMENT  - 1.7%
Emerson Electric Co.             621,106     33,235,382
                                         --------------
   INDUSTRIAL MACHINERY - 0.8%
Dover Corp.                      456,000     15,960,000
                                         --------------
COMMERCIAL SERVICES & SUPPLIES  - 2.2%
   ENVIRONMENTAL SERVICES - 2.2%
Waste Management, Inc.         1,693,510     44,115,936
                                         --------------
TRANSPORTATION - 1.1%
   AIRLINES - 1.1%
AMR Corp. (a)                  1,338,900     22,573,854
                                         --------------

--------------------------------------------------------
INFORMATION TECHNOLOGY - 4.7%
SOFTWARE & SERVICES - 1.2%
   INFORMATION TECHNOLOGY
     CONSULTING & SERVICES - 1.2%
Electronic Data Systems Corp.    612,000     22,735,800
                                         --------------
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
   ELECTRONIC EQUIPMENT & INSTRUMENTS  - 0.9%
Celestica, Inc. (a)              774,100     17,579,811
                                         --------------
   OFFICE ELECTRONICS - 0.9%
Xerox Corp. (a)                2,669,200     18,604,324
                                         --------------
   TELECOMMUNICATIONS EQUIPMENT - 1.7%

Lucent Technologies, Inc. (a) 11,797,901     19,584,516
Motorola, Inc.                 1,000,000     14,420,000
                                         --------------
                                             34,004,516
                                         --------------

-------------------------------------------------------
MATERIALS - 1.9%
PAPER & FOREST PRODUCTS - 1.9%
   PAPER PRODUCTS - 1.9%
Georgia-Pacific Corp.          1,491,100     36,651,238
                                         --------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 9.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 9.3%
   INTEGRATED TELECOMMUNICATION SERVICES - 9.3%
AT&T Corp.                     3,689,133     39,473,723
BellSouth Corp.                  722,900     22,771,350
Deutsche Telekom AG, ADR       1,896,800     17,659,208
Nippon Telegraph &
   Telephone Corp., ADR          509,400     10,488,546
SBC Communications, Inc.       1,372,400     41,858,200
Sprint Corp. - FON Group         774,800      8,220,628


                                   SHARES         VALUE
-------------------------------------------------------
   INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
Verizon Communications, Inc.    1,073,300  $ 43,092,995
WorldCom, Inc. -
   MCI Group (b)(c)            1,758,296        200,270
WorldCom, Inc. -
   WorldCom Group (b)(c)       9,121,900      1,038,984
                                         --------------
                                            184,803,904
                                         --------------

-------------------------------------------------------
UTILITIES - 4.7%
ELECTRIC UTILITIES - 1.5%
PG&E Corp. (a)                 1,674,500     29,956,805
                                         --------------
GAS UTILITIES - 2.0%
El Paso Corp.                  1,923,000     39,633,030
                                         --------------
MULTI-UTILITIES - 1.2%
Westar Energy, Inc.              518,400      7,957,440
The Williams Companies, Inc.   2,746,200     16,449,738
                                         --------------
                                             24,407,178
                                         --------------
TOTAL COMMON STOCKS
   (cost of $2,138,331,842)               1,965,968,662
                                         --------------

SHORT-TERM
OBLIGATION - 0.6%                 PAR
-------------------------------------------------------

Repurchase agreement with
  SBC Warburg Ltd., dated
  06/28/02, due 07/01/02 at
  1.900%, collateralized by
  U.S. Treasury Bonds and/or
  Notes with various maturities
  to 11/15/27, market value
  $12,091,257 (repurchase
  proceeds $11,815,871)
  (cost of $11,814,000)       $11,814,000    11,814,000
                                         --------------
TOTAL INVESTMENTS - 99.3%
   (cost of $2,150,145,842)(d)            1,977,782,662
                                         --------------

OTHER ASSETS & LIABILITIES, NET - 0.7%       14,896,849
-------------------------------------------------------
Net Assets - 100.0%                      $1,992,679,511
                                         ==============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Non-income producing.

(b) As of June 30, 2002, the Fund held shares of WorldCom, Inc., representing 0.1% of net assets. WorldCom, Inc. filed for bankruptcy protection under Chapter 11 on July 21, 2002.

(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(d)  Cost for federal income tax purposes is $2,151,368,084.

           ACRONYM                    NAME
          ---------                  -------
             ADR           American Depositary Receipt




See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002


ASSETS:

Investments, at cost                     $2,150,145,842
-----------------------------------------------------------------
Investments, at value                    $1,977,782,662
Cash                                                272
Receivable for:
   Investments sold                          18,083,010
   Fund shares sold                           8,398,518
   Interest                                       1,871
   Dividends                                  5,089,642
Deferred Trustees' compensation plan             24,358
Other assets                                      1,263
-----------------------------------------------------------------
        Total Assets                      2,009,381,596
-----------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                     11,107,296
   Fund shares repurchased                    3,817,121
   Management fee                             1,202,696
   Transfer agent fee                           318,229
   Pricing and bookkeeping fees                  66,000
Deferred Trustees' fee                           24,358
Other liabilities                               166,385
-----------------------------------------------------------------
        Total Liabilities                    16,702,085
-----------------------------------------------------------------
NET ASSETS                               $1,992,679,511
-----------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                          $2,133,542,602
Undistributed net investment income             814,252
Accumulated net realized gain                30,685,837
Net unrealized depreciation on investments (172,363,180)
-----------------------------------------------------------------
NET ASSETS                               $1,992,679,511
-----------------------------------------------------------------
CLASS A:
Net assets                               $  761,121,506
Shares outstanding                           48,572,524
-----------------------------------------------------------------
Net asset value per share                $        15.67(a)
-----------------------------------------------------------------
Maximum offering price per share
   ($15.67/0.9425)                       $        16.63(b)
-----------------------------------------------------------------
CLASS B:
Net assets                               $  895,904,372
Shares outstanding                           60,654,354
-----------------------------------------------------------------
Net asset value and offering
   price per share                       $        14.77(a)
-----------------------------------------------------------------
CLASS C:
Net assets                               $  129,661,148
Shares outstanding                            8,717,675
-----------------------------------------------------------------
Net asset value and offering
   price per share                       $        14.87(a)
-----------------------------------------------------------------
CLASS S:
Net assets                               $  200,907,802
Shares outstanding                           12,810,282
-----------------------------------------------------------------
Net asset value, offering and
   redemption price per share            $        15.68
-----------------------------------------------------------------
CLASS Z:
Net assets                               $    5,084,683
Shares outstanding                              321,856
-----------------------------------------------------------------
Net asset value, offering and
   redemption price per share            $        15.80
-----------------------------------------------------------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Year Ended June 30, 2002


INVESTMENT INCOME:
Dividends                                $   35,860,082
Interest                                      1,368,900
-----------------------------------------------------------
   Total Investment Income (net of
   foreign taxes withheld of $324,862)       37,228,982
-----------------------------------------------------------
EXPENSES:
Management fee                               14,591,538
Distribution fee:
   Class B                                    6,987,351
   Class C                                      827,107
Service fee:
   Class A                                    1,636,096
   Class B                                    2,306,537
   Class C                                      276,219
Pricing and bookkeeping fees                    712,940
Transfer agent fee                            5,555,839
Trustees' fee                                    63,489
Custody fee                                      32,542
Other expenses                                  572,211
-----------------------------------------------------------
   Total Expenses                            33,561,869
Fees and expenses waived or reimbursed
   by Advisor                                  (944,834)
Custody earnings credit                          (2,399)
-----------------------------------------------------------
   Net Expenses                              32,614,636
-----------------------------------------------------------
Net Investment Income                         4,614,346
-----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain on investments             39,232,656
Net change in unrealized
   appreciation/depreciation
   on investments                          (286,301,630)
-----------------------------------------------------------
     Net Loss                              (247,068,974)
-----------------------------------------------------------
Net Decrease in Net Assets from
   Operations                            $ (242,454,628)
-----------------------------------------------------------



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                  YEAR ENDED JUNE 30,
INCREASE (DECREASE)         ---------------------------
IN NET ASSETS:                    2002       2001(a)
-----------------------------------------------------------
OPERATIONS:
Net investment income         $ 4,614,346  $ 2,301,302
Net realized gain on
   investments                 39,232,656  253,783,379
Net change in unrealized
   appreciation/depreciation
   on investments            (286,301,630) (128,366,755)
-----------------------------------------------------------
Net Increase (Decrease)
   from Operations           (242,454,628) 127,717,926
-----------------------------------------------------------
DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income:
   Class A                     (3,083,001)          --
   Class B                       (333,608)          --
   Class C                        (37,557)          --
   Class S                     (2,181,373)          --
   Class Z                       (122,512)          --
From net realized gains:
   Class A                    (45,108,951)  (70,709,827)
   Class B                    (71,771,631) (160,309,562)
   Class C                     (8,079,873)   (6,002,167)
   Class S                    (18,494,024)           --
   Class Z                     (1,038,672)         (225)
-----------------------------------------------------------
   Total Distributions
     Declared to
     Shareholders            (150,251,202) (237,021,781)
-----------------------------------------------------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions              476,829,219  360,239,073
   Proceeds received in
     connection with
     mergers                           --   19,101,901
   Distributions reinvested    44,869,372   65,886,714
   Redemptions               (123,405,546) (222,721,771)
-----------------------------------------------------------
     Net Increase             398,293,045  222,505,917
-----------------------------------------------------------
Class B:
   Subscriptions              365,068,658  207,557,110
   Proceeds received in
     connection with
     mergers                           --   44,948,953
   Distributions reinvested    66,398,432  148,390,422
   Redemptions               (236,139,284) (272,019,768)
-----------------------------------------------------------
     Net Increase             195,327,806  128,876,717
-----------------------------------------------------------

(a)  Class S shares were initially offered on February 7, 2001.



                                 YEAR ENDED JUNE 30,
                                --------------------
                                  2002       2001(a)
-----------------------------------------------------------
Class C:
   Subscriptions             $ 91,823,294  $ 51,794,434
   Proceeds received in
     connection with
     mergers                           --    7,638,036
   Distributions reinvested     7,567,694    5,432,030
   Redemptions                (22,766,049) (13,545,055)
-----------------------------------------------------------
     Net Increase              76,624,939   51,319,445
-----------------------------------------------------------
Class S:
   Subscriptions               14,452,660    5,993,317
   Proceeds received in
     connection with
     mergers                           --  296,459,158
   Distributions reinvested    19,537,013           --
   Redemptions                (54,836,368) (27,319,252)
-----------------------------------------------------------
     Net Increase (Decrease)  (20,846,695) 275,133,223
-----------------------------------------------------------
Class Z:
   Subscriptions                6,298,656   16,766,268
   Proceeds received in
     connection with
     mergers                           --    1,204,694
   Distributions reinvested     1,161,184          225
   Redemptions                (15,512,619)  (2,913,769)
-----------------------------------------------------------
     Net Increase (Decrease)   (8,052,779)  15,057,418
-----------------------------------------------------------
Net Increase from Share
   Transactions               641,346,316  692,892,720
-----------------------------------------------------------
     Total Increase in Net
       Assets                 248,640,486  583,588,865
NET ASSETS:
Beginning of period         1,744,039,025  1,160,450,160
-----------------------------------------------------------
End of period (including
   undistributed net
   investment income
   of $814,252 and
   $2,146,835, respectively)$1,992,679,511$1,744,039,025
-----------------------------------------------------------



See notes to financial statements.

                                 YEAR ENDED JUNE 30,
                                ---------------------
                                  2002       2001(a)
-----------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions               26,313,275   17,643,146
   Issued in connection
     with mergers                      --      970,280
   Issued for distributions
     reinvested                 2,553,792    3,503,904
   Redemptions                 (6,836,253) (10,579,804)
-----------------------------------------------------------
     Net Increase              22,030,814   11,537,526
-----------------------------------------------------------
Class B:
   Subscriptions               21,256,273   11,123,021
   Issued in connection
     with mergers                      --    2,398,555
   Issued for distributions
     reinvested                 3,992,812    8,278,454
   Redemptions                (13,671,579) (14,066,852)
-----------------------------------------------------------
     Net Increase              11,577,506    7,733,178
-----------------------------------------------------------
Class C:
   Subscriptions                5,299,834    2,777,840
   Issued in connection
     with mergers                      --      404,943
   Issued for distributions
     reinvested                   452,073      301,224
   Redemptions                 (1,314,188)    (669,985)
-----------------------------------------------------------
     Net Increase               4,437,719    2,814,022
-----------------------------------------------------------
Class S:
   Subscriptions                  789,325      312,665
   Issued in connection
     with mergers                      --   15,047,161
   Issued for distributions
     reinvested                 1,113,220           --
   Redemptions                 (3,005,780)  (1,446,309)
-----------------------------------------------------------
     Net Increase (Decrease)   (1,103,235)  13,913,517
-----------------------------------------------------------
Class Z:
   Subscriptions                  343,742      854,599
   Issued in connection
     with mergers                      --       60,702
   Issued for distributions
     reinvested                    65,641           12
   Redemptions                   (852,601)    (150,291)
-----------------------------------------------------------
     Net Increase (Decrease)     (443,218)     765,022
-----------------------------------------------------------

(a)  Class S shares were initially offered on February 7, 2001.



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2002




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Growth & Income Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Fund's investment goal is to seek long-term growth and income. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class S and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S and Class Z shares, as described in the Fund's prospectuses.

On February 9, 2001, the Fund merged with Liberty All-Star Growth & Income Fund, Liberty Value Fund and Liberty Value Opportunities Fund as follows:

                      MUTUAL FUND
SHARES                NET ASSETS          UNREALIZED
ISSUED                RECEIVED(1)       APPRECIATION(2)
-------------------------------------------------------
18,881,641           $369,352,742         $93,315,622
                     NET ASSETS OF       NET ASSETS OF

NET ASSETS OF     OTHER MUTUAL FUNDS       THE FUND
THE FUND PRIOR   IMMEDIATELY PRIOR TO  IMMEDIATELY AFTER
TO COMBINATION        COMBINATION         COMBINATION
--------------------------------------------------------
$1,308,742,022       $369,352,742       $1,678,094,764

(1)Mutual Fund Net Assets Received consists of net assets from Liberty All-Star Growth & Income Fund, Liberty Value Fund and Liberty Value Opportunities Fund of $27,056,528, $43,430,507 and $298,865,707, respectively.

(2)Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above. This amount includes unrealized appreciation from Liberty All-Star Growth & Income Fund, Liberty Value Fund and Liberty Value Opportunities Fund of $2,200,274, $5,374,606 and $85,740,742, respectively.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available or quotations which management believes are not appropriate are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee per share applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME:

Interest income is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, non-taxable dividends and tax equalization. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

 UNDISTRIBUTED        ACCUMULATED
 NET INVESTMENT      NET REALIZED           PAID-IN
     INCOME              GAIN               CAPITAL
-----------------------------------------------------
   $(188,878)        $(4,214,161)         $4,403,039

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended June 30, 2002 was as follows:

  ORDINARY             LONG-TERM          TAX RETURN
   INCOME            CAPITAL GAINS        OF CAPITAL
------------------------------------------------------
 $64,563,669          $85,687,533            $--

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED        UNDISTRIBUTED
   ORDINARY            LONG-TERM          UNREALIZED
    INCOME           CAPITAL GAINS       DEPRECIATION*
--------------------------------------------------------
   $853,224           $31,908,079       $(173,585,422)

* The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

NOTE 3.  FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
------------------------------------------------
       First $1 billion               0.80%
       Over $1 billion                0.70%

The Advisor has voluntarily agreed, until further notice, to waive a portion of the 0.70% management fees in excess of $1 billion so that it does not exceed 0.60% annually.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company

("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2002, the net asset based fee rate was 0.0035%.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended June 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $553,607 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $2,303, $2,017,282 and $32,891 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,399 of custody fees were reduced by balance credits for the year ended June 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended June 30, 2002, purchases and sales of investments, other than short-term obligations, were $1,394,813,751 and $884,334,577, respectively.

Unrealized appreciation (depreciation) at June 30, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation      $ 201,813,841
     Gross unrealized depreciation       (375,399,263)
                                          -----------
     Net unrealized depreciation       $ (173,585,422)
                                          -----------

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended June 30, 2002, the Fund had no borrowings under this agreement.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS

During the year ended June 30, 2002, the Fund used AlphaTrade, Inc. and Fleet Securities, Inc., affiliates of Colonial, as brokers. Total commissions paid to AlphaTrade, Inc. and Fleet Securities, Inc. during the period were $335,561 and $22,910, respectively.

NOTE 7. SUBSEQUENT EVENT

Effective July 29, 2002 the Fund's Class Z shares were exchanged for Class S shares. Class S shares were subsequently renamed Class Z shares.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                       YEAR ENDED JUNE 30,
-----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                              2002             2001             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                $ 18.98          $ 20.60          $ 21.84          $ 20.02          $ 17.55
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                      0.11             0.12             0.01             0.04             0.10
Net realized and unrealized gain (loss)
   on investments                             (1.89)            2.59             0.25             2.65             4.62
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations              (1.78)            2.71             0.26             2.69             4.72
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.10)           --               --               --               (0.01)
In excess of net investment income            --               --               --               --               (0.04)
From net realized gains                       (1.43)           (4.33)           (1.50)           (0.87)           (2.20)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                            (1.53)           (4.33)           (1.50)           (0.87)           (2.25)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                            $ 15.67          $ 18.98          $ 20.60          $ 21.84          $ 20.02
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                             (10.24)%(c)       13.34%(c)         1.43%(c)        13.97%           28.66%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
   NET ASSETS:
Expenses (d)                                   1.31%            1.32%            1.35%            1.41%            1.41%
Net investment income (d)                      0.60%            0.62%            0.06%            0.19%            0.53%
Waiver/reimbursement                           0.05%            0.03%            0.10%              --               --
Portfolio turnover rate                          47%             104%              81%              79%              53%
Net assets, end of period (000's)          $761,122         $503,647         $309,129         $351,972         $306,864

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:


                                                                       YEAR ENDED JUNE 30,
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES                              2002             2001             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                $ 18.01          $ 19.88          $ 21.29          $ 19.68          $ 17.37
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.03)           (0.03)           (0.14)           (0.11)           (0.04)
Net realized and unrealized gain (loss)
   on investments                             (1.77)            2.49             0.23             2.59             4.55
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations              (1.80)            2.46             0.09             2.48             4.51
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.01)              --               --               --               --
From net realized gains                       (1.43)           (4.33)           (1.50)           (0.87)           (2.20)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                            (1.44)           (4.33)           (1.50)           (0.87)           (2.20)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                            $ 14.77          $ 18.01          $ 19.88          $ 21.29          $ 19.68
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                             (10.89)%(c)       12.46%(c)         0.64%(c)        13.12%           27.67%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
   NET ASSETS:
Expenses (d)                                   2.06%            2.07%            2.10%            2.16%            2.16%
Net investment loss (d)                       (0.15)%          (0.13)%          (0.69)%          (0.56)%          (0.22)%
Waiver/reimbursement                           0.05%            0.03%            0.10%              --               --
Portfolio turnover rate                          47%             104%              81%              79%              53%
Net assets, end of period (000's)          $895,904         $883,754         $822,017         $919,542         $660,305


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:


                                                                       YEAR ENDED JUNE 30,
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES                              2002             2001             2000             1999             1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                                $ 18.12          $ 19.99          $ 21.39          $ 19.78          $ 17.44
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.03)           (0.02)           (0.14)           (0.11)           (0.04)
Net realized and unrealized gain (loss)
   on investments                             (1.78)            2.48             0.24             2.59             4.58
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations              (1.81)            2.46             0.10             2.48             4.54
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.01)              --               --               --               --
From net realized gains                       (1.43)           (4.33)           (1.50)           (0.87)           (2.20)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
   to Shareholders                            (1.44)           (4.33)           (1.50)           (0.87)           (2.20)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                            $ 14.87          $ 18.12          $ 19.99          $ 21.39          $ 19.78
-----------------------------------------------------------------------------------------------------------------------
Total return (b)                             (10.88)%(c)       12.38%(c)         0.68%(c)        13.05%           27.73%
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
   NET ASSETS:
Expenses (d)                                   2.06%            2.06%            2.10%            2.16%            2.16%
Net investment loss (d)                       (0.15)%          (0.13)%          (0.69)%          (0.56)%          (0.22)%
Waiver/reimbursement                           0.05%            0.03%            0.10%           --               --
Portfolio turnover rate                          47%             104%              81%              79%              53%
Net assets, end of period (000's)          $129,661          $77,565          $29,303          $35,317          $28,234


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

Selected data for a share outstanding throughout each period is as follows:


                                                          YEAR ENDED               PERIOD ENDED
                                                           JUNE 30,                  JUNE 30,
CLASS S SHARES                                               2002                     2001(a)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 19.00                   $ 19.64
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                         0.16                      0.06
Net realized and unrealized loss on investments                  (1.88)                    (0.70)
------------------------------------------------------------------------------------------------
Total from Investment Operations                                 (1.72)                    (0.64)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.17)                       --
From net realized gains                                          (1.43)                       --
------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                     (1.60)                       --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 15.68                   $ 19.00
------------------------------------------------------------------------------------------------
Total return (c)(d)                                              (9.94)%                   (3.26)%(e)
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                      1.06%                     1.08%(g)
Net investment income (f)                                         0.85%                     0.86%(g)
Waiver/reimbursement                                              0.05%                     0.03%(g)
Portfolio turnover rate                                             47%                      104%
Net assets, end of period (000's)                             $200,908                  $264,425

(a) Class S shares were initially offered on February 7, 2001. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                                                             PERIOD
                                                                                                              ENDED
                                                                       YEAR ENDED JUNE 30,                   JUNE 30
-----------------------------------------------------------------------------------------------------------------------
CLASS Z SHARES                                                 2002             2001             2000             1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 19.15          $ 20.70          $ 21.88          $ 20.67
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                       0.16             0.17             0.06             0.03
Net realized and unrealized gain (loss)
   on investments                                              (1.91)            2.61             0.26             1.18
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               (1.75)            2.78             0.32             1.21
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                     (0.17)              --               --               --
From net realized gains                                        (1.43)           (4.33)           (1.50)              --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                   (1.60)           (4.33)           (1.50)              --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 15.80          $ 19.15          $ 20.70          $ 21.88
-----------------------------------------------------------------------------------------------------------------------
Total return (c)                                              (10.02)%(d)       13.63%(d)         1.72%(d)         5.85%(e)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                    1.06%            1.07%            1.10%            1.21%(g)
Net investment income (f)                                       0.85%            0.86%            0.31%            0.30%(g)
Waiver/reimbursement                                            0.05%            0.03%            0.10%              --
Portfolio turnover rate                                           47%             104%              81%              79%
Net assets, end of period (000's)                             $5,085          $14,648               $1               $1

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND
THE SHAREHOLDERS OF LIBERTY GROWTH & INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Growth & Income Fund (the "Fund") (a series of Liberty Funds Trust VI) at June 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts

August 16, 2002

 UNAUDITED INFORMATION

FEDERAL TAX INFORMATION

For the fiscal year ended June 30, 2002, the Fund designates long-term capital gains earned of $38,064,843.

5.55% of the ordinary income distributed by the Fund, in the year ended June 30, 2002, qualifies for the corporate dividends received deduction.

 TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                   Number of
                                         elected or                                               portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                      complex overseen    directorships
Name, address and age      Liberty Funds  to office   during past five years                          by trustee           held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101         None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101         None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners   101     Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)



                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  101  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners   103  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 from November 1996 to February 1999;                 provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia             101            None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of the
                                                     advisor since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)

*    Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht +
     Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


 OFFICERS AND TRANSFER AGENT


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group since 2001;
590 Madison Avenue, 36th Floor                      President, Chief Executive Officer and Chief Investment Officer of Fleet
Mail Stop NY EH 30636A                              Investment Advisors Inc. since 2000 (formerly Managing Director and Head of
New York, NY 10022                                  U.S. Equity, J.P. Morgan Investment Management from November 1996 to August
                                                    2000)

Vicki L. Benjamin (age 41)   Chief       2001       Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Vice President of LFG since April 2001 (formerly Vice President,
                          Controller                Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                    2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July
                                                     1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
                                                    (formerly One Financial Center Controller of the Liberty Funds and Liberty
                                                    All-Star Funds from February 1998 to October Boston, MA 02111 2000); Treasurer
                                                    of Stein Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                    February 2001); Senior Vice President of LFG since January 2001 (formerly Vice
                                                    President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)Secretary     2002       Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996




Important Information About This Report
The Transfer Agent for Liberty Growth & Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Growth & Income Fund

Liberty Growth & Income Fund  ANNUAL REPORT, JUNE 30, 2002

[logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20



779-02/331K-0602 (08/02) 02/1586